Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

As of December 31, 2018 and 2017, property and equipment consist of the following:

	December 31,
	2018	2017
Lab equipment	$94,905	$120,861
Furniture and fixtures	93,417	93,417
Computer software and equipment	26,830	14,409
Leasehold improvements	158,092	158,092
	373,244	386,779
Less: accumulated depreciation	(347,091)	(362,936)
Property and equipment, net	$26,153	$23,843